COST OF REVENUES - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	$ 610	$ 287
Materials And Subcontractors [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	460	235
Payroll And Related [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	138	23
Other [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	$ 12	$ 29